CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
NET REVENUES	$ 64,975	$ 37,867	$ 23,019
COST OF REVENUES	(32,110)	(19,815)	(13,468)
GROSS PROFIT	32,865	18,052	9,551
OPERATING EXPENSES:
Research and development- net	(5,947)	(4,611)	(3,860)
Selling and marketing	(6,725)	(5,191)	(3,580)
General and administrative	(8,434)	(2,935)	(2,458)
TOTAL OPERATING EXPENSES	(21,106)	(12,737)	(9,898)
OPERATING INCOME (LOSS)	11,759	5,315	(347)
FINANCIAL EXPENSES - net	(531)	(539)	(416)
INCOME (LOSS) BEFORE TAXES ON INCOME	11,228	4,776	(763)
TAXES ON INCOME	(324)	(180)	(137)
SHARE IN PROFITS OF EQUITY INVESTEE	491	186	36
NET INCOME (LOSS)	11,395	4,782	(864)
OTHER COMPREHENSIVE INCOME (LOSS):
Currency translation adjustments	11	14	(4)
Changes in unrealized gains or losses in respect of derivative instruments designated for cash flow hedge	171	92	(45)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 11,577	$ 4,888	$ (913)
EARNINGS (LOSS) PER SHARE:
Basic	$ 0.66	$ 0.33	$ (0.29)
Diluted	$ 0.53	$ 0.28	$ (0.29)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS (LOSS) PER SHARE:
Basic	7,544,387	2,996,624	2,965,481
Diluted	9,286,456	3,461,877	2,965,481